Note 21 - Derivatives (Details Textual) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Interest Rate Lock Commitments [Member]
Derivative, Notional Amount	$ 20,340,000	$ 20,981,000
Derivative Asset, Fair Value, Gross Asset, Total	657,000	714,000
Forward Contracts [Member]
Derivative, Notional Amount	20,500,000	21,250,000
Derivative Liability, Fair Value, Gross Liability, Total	$ 6,000	$ 157,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative, Notional Amount			$ 30,000,000